Asset Retirement Obligations Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset retirement obligations rollforward
Asset retirement obligations, beginning of the period	$ 71,142	$ 42,945	$ 33,135
Liabilities added from acquisitions	34,096	19,853	6,976
Liabilities added from drilling	574	1,277	309
Current year accretion expense	3,373	4,140	2,694
Settlements	(1,506)	(2,218)	(169)
Revision of estimates	942	5,145
Asset retirement obligations, end of the period	$ 108,621	$ 71,142	$ 42,945